Equity-Based Compensation - Compensation Expense (Details) - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 02, 2021	Dec. 31, 2022
Equity-Based Compensation
Tax benefits recognized related to stock-based compensation	$ 0	$ 0	$ 0
General and Administrative Expenses
Equity-Based Compensation
Compensation expense	$ 4,600,000	$ 3,500,000	$ 19,400,000